Seward & Kissel LLP
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Telephone:  (202) 737-9833
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www.sewkis.com
July 22, 2022

VIA EDGAR CORRESPONDENCE

Ms. Sonia Bednarowski
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sprott ESG Gold ETF Registration Statement on Form S-1/A Filed June 22, 2022 File No. 333-264576
Dear Ms. Bednarowski:
We are submitting an amendment (the “Amendment”) to the above-referenced registration statement (the “Registration Statement”) for Sprott ESG Gold ETF (the “Trust”).   This amendment includes changes on pages 103-108 made in response to the letter from your office dated May 25, 2022 providing comments from the staff of the Securities and Exchange Commission (the “Staff”) requesting the Trust’s audited financial statements. Revisions resulting from the completion of the Trust’s seed audit, together with other clarifying changes, are reflected in the Amendment. A marked version of the Amendment in PDF format is included with this letter.
If you have any additional comments or questions, please contact me at (202) 661-7150 or Lauren A. Michnick at (202) 661-7175.

Very truly yours, SEWARD & KISSEL LLP /s/ Anthony Tu-Sekine Anthony Tu-Sekine

cc:	Mr. John Ciampaglia Mr. Arthur Einav Mr. Whitney George